ENVIRONMENTAL REHABILITATION	12 Months Ended
Mar. 31, 2018
Environmental Rehabilitation Schedule Of Reconciliation Of Obligations Associated Retirement Properties
ENVIRONMENTAL REHABILITATION
9.	ENVIRONMENTAL REHABILITATION

The following table presents the reconciliation of the beginning and ending obligations associated with the retirement of the properties:

Total
Balance, April 1, 2016	$14,328
Unwinding of discount of environmental rehabilitation	382
Revision of provision	(1,606)
Foreign exchange impact	(918)
Balance, March 31, 2017	$12,186
Reclamation expenditures	(25)
Unwinding of discount of environmental rehabilitation	449
Revision of provision	(694)
Foreign exchange impact	1,182
Balance, March 31, 2018	$13,098

As at March 31, 2018, the total undiscounted amount of estimated cash flows required to settle the Company’s environmental rehabilitation provision is $20,836 (March 31, 2017 - $18,683) over the next twenty-nine years, which has been discounted using an average discount rate of 3.84% (March 31, 2017 –3.48%).